Segment Reporting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of segments	5
Total revenues, Net	$ 33,836	$ 32,801	$ 33,480
U.K.
Segment Reporting Information [Line Items]
Total revenues, Net	993	962	988
Total long-lived assets	223	215
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	32,843	31,839	32,492
Total long-lived assets	$ 11,240	$ 10,050